Morgan, Lewis & Bockius llp 2020 K Street NW Washington, DC 20006-1806 Tel. +1.202.373.6000 Fax: +1.202.373.6001 www.morganlewis.com

W. John McGuire +1.202.373.6799 wjmcguire@morganlewis.com

VIA EDGAR

October 29, 2015

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333-157876 and 811-22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 100, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001144204-15-061249 on October 28, 2015.

Please do not hesitate to contact me at 202.373.6799 should you have any questions.

Very truly yours,

/s/ W. John McGuire

W. John McGuire